Lease (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Leases have Remaining Lease Terms

The Company has no finance leases. The Company’s leases primarily include various office and laboratory spaces, copy machine, and vehicles under various operating lease arrangements. The Company’s operating leases have remaining lease terms of up to approximately five years.

	December 31, 2024	December 31, 2023
ASSETS
Operating lease right-of-use assets	$640,387	$809,283
LIABILITIES
Operating lease liabilities (current)	403,581	401,826
Operating lease liabilities (non-current)	236,807	407,457

Schedule of Company’s Lease Expenses
	March 31, 2025	December 31, 2024
ASSETS
Operating lease right-of-use assets	$533,460	$640,387
LIABILITIES
Operating lease liabilities (current)	366,475	403,581
Operating lease liabilities (non-current)	166,985	236,807

The following provides details of the Company’s lease expenses:

	Three Months Ended March 31,
	2025	2024
Operating lease expenses	$117,166	$98,502

Other information related to leases is presented below:

	Three Months Ended March 31,
	2025	2024
Cash paid for amounts included in the measurement of operating lease liabilities	$117,166	$98,502

	March 31, 2025	December 31, 2024
Weighted Average Remaining Lease Term:
Operating leases	2.43 years	2.48 years

Weighted Average Discount Rate:
Operating leases	1.32%	1.19%

The following provides details of the Company’s lease expenses:

	Year Ended December 31,
	2024	2023
Operating lease expenses	$514,420	$358,576

Other information related to leases is presented below:

	Year Ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of operating lease liabilities	$484,181	$358,576

	December 31, 2024	December 31, 2023
Weighted Average Remaining Lease Term:
Operating leases	2.48 years	1.73 years

Weighted Average Discount Rate:
Operating leases	1.19%	1.50%

Schedule of Minimum Future Annual Payments Under Non-Cancellable Leases

The minimum future annual payments under non-cancellable leases during the next five years and thereafter, at rates now in force, are as follows:

Operating leases
2025 (Excluding current period)	$302,071
2026	104,849
2027	46,699
2028	46,699
2029	46,699
Thereafter	-
Total future minimum lease payments, undiscounted	547,017
Less: Imputed interest	(13,557)
Present value of future minimum lease payments	$533,460

The minimum future annual payments under non-cancellable leases during the next five years and thereafter, at rates now in force, are as follows:

Operating leases
2025	$409,587
2026	104,236
2027	47,320
2028	47,320
2029	47,320
Thereafter	-
Total future minimum lease payments, undiscounted	655,782
Less: Imputed interest	(15,395)
Present value of future minimum lease payments	$640,387